Financial Assets and Liabilities - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	R$ 22,574,313	R$ 21,688,946
Raised	9,352,123	3,685,290
Repayment of principal	(4,422,026)	(5,301,421)
Payment of interest on loans, borrowings and debentures	(1,384,184)	(1,454,712)	[1]	R$ (1,591,549)	[1]
Interest, exchange rate and fair value	2,931,989	3,956,210
Ending balance	R$ 29,052,215	R$ 22,574,313		R$ 21,688,946

[1]	For details on this restated, see note 24.